Other Liabilities - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued labor cost	¥ 283,359	¥ 229,130
Government grants received	¥ 14,211	¥ 15,894